STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	9 Months Ended
Dec. 31, 2020 shares
Private placement warrants issued	6,600,000
Class A ordinary shares
Sale of 23,000,000 Units, net of underwriting discounts, offering costs and warrant liability (in shares)	23,000,000